Document and Entity Information	Feb. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2026
Entity File Number	001-06682
Entity Registrant Name	Hasbro, Inc.
Entity Central Index Key	0000046080
Entity Incorporation, State or Country Code	RI
Entity Tax Identification Number	05-0155090
Entity Address, Address Line One	1027 Newport Avenue
Entity Address, City or Town	Pawtucket
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02861-0200
City Area Code	401
Local Phone Number	431-8697
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	HAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false